SCHEDULE OF NOTES PAYABLE (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Note payable	$ 821	$ 730	$ 729
Less current portion	(318)	(273)	(302)
Long-term portion	503	457	427
US Bank [Member]
Debt Instrument [Line Items]
Note payable	161	230	235
Ford [Member]
Debt Instrument [Line Items]
Note payable	495	406	374
Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Note payable	$ 165	$ 94	$ 120